Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010	Dec. 31, 2012 Common shares B USD ($)	Dec. 31, 2012 Common shares B EUR (€)
Common stock, par value	€ 2.25	€ 2.25		$ 2.97	€ 2.25
Common stock, shares authorized	188,133,963	400,000,000		211,866,037	211,866,037
Common stock, shares issued	30,624,076	239,871,221	238,588,000	211,866,037	211,866,037
Treasury stock, shares	154,813	154,813